Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share reserved for issuance pursuant to the Amended and Restated 2013 Equity Incentive Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	13.12
Maximum Aggregate Offering Price	$ 13,120,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,811.88
Offering Note

(1)
This Registration Statement shall also cover any additional shares which become issuable under the Amended and Restated 2013 Equity Incentive Plan by reason of any stock dividend, stock split, capitalization of reserves and premiums or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant.

(2)
Calculated solely for the purposes of this offering under Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended, on the basis of the average of the high and low prices of the Registrant’s shares as reported on NASDAQ Capital Stock Market on June 10, 2026.

(3)
Reflects an increase to the number of shares of the Registrant’s common stock reserved for issuance under the Amended and Restated 2013 Equity Incentive Plan, as approved by the Registrant’s stockholders at the Registrant’s annual meeting held on June 11, 2026.